SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of presentation
2.1	Basis of presentation

These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly- owned subsidiary.

All inter-company balances and transactions have been eliminated. The Company uses the U.S dollar (“US$”) as its functional currency. The interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”), Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency - US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.1Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary.

All inter-company balances and transactions have been eliminated, The Company uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. has used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkey is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency — US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non- monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

Use of Estimates
3.1	Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements.

Significant items subject to estimates and assumptions include those related to useful lives of property and equipment, including electric moped, electric bikes and electric scooters, legal contingencies, valuation allowance for deferred tax assets, determination of contract term of rental building and vehicle related to operating lease right of use assets, valuation of warrant liability and the valuation of stock-based compensation. Actual results could differ from those estimates.

Cash and cash equivalents
3.11	Cash and cash equivalents

Cash and cash equivalents include bank deposits in TL, U.S. dollar and EUR and highly liquid investments with an original maturity of 90 days or less at acquisition that are readily convertible to known of cash. Cash equivalents are stated at amortized cost which approximate its fair value.

Concentration of Credit Risk
3.24	Concentrations of credit risk

The Group’s cash and cash equivalents are potentially subject to concentration of credit risk. The Group has not experienced any losses on its deposits of cash and cash equivalents. Management believes that the institutions it uses are financially stable and, accordingly, minimal credit risk exists.

The Group measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis, whereby inputs used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

●	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: Unobservable inputs reflecting its own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets measured at fair value on a recurring basis

The carrying amounts of the Group’s financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, approximate their respective fair values due to their short-term nature. The Group’s assets and liabilities listed above are based on level 1 inputs.

Assets measured at fair value on a non-recurring basis

The Group’s non-financial assets, such as intangible assets, and property, equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Income Taxes
3.10	Income taxes

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recorded based on the estimated future tax effects of differences between the financial statement carrying amount and the income tax basis of existing assets and liabilities. These differences are measured using the enacted statutory tax rates that are expected to apply to taxable income for the years in which differences are expected to reverse. The Group recognizes the effect on deferred taxes of a change in tax rates in the period that includes the enactment date.

The Group records a valuation allowance to reduce its deferred tax assets to the amount that it believes is more-likely-than-not to be realized. Management considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, existing taxable temporary differences, carryback availability and tax-planning strategies in assessing the need for a valuation allowance.

The Group evaluates uncertainty in income taxes by reviewing applicable tax law for all tax positions taken by the Group with respect to tax years for which the statute of limitations is still open. A tax benefit from a tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Recognized tax positions are measured as the largest amount of tax benefit greater than 50 percent likely of being realized. The Group presents interest and fines related to income taxes, if any, as a component of the income tax expense line in the accompanying consolidated statement of operations.

Recent Accounting Standards
3.25	Recently issued accounting standards

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions for recognizing deferred taxes for investments, performing inter-period tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. ASU 2019-12 is effective for the Group’s annual periods beginning after December 15, 2021. Early adoption is permitted. The Group adopted the ASU during 2022 and it did not have a material effect on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt- Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging- Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity- classified written call options (for example, warrants) that remain equity classified after modification or exchange. The provisions of ASU 2021-04 are effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods within those annual periods, with early adoption permitted. The ASU is applied prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In October 2021, the FASB issued ASU 2021-07, Compensation — Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Stock-Based Awards (a consensus of the Private Company Council), which provides private companies with a practical expedient to determine their restricted share price, or option-based award share price input, using a ‘reasonable application of a reasonable valuation method’. The practical expedient applies to both employee and nonemployee awards, is only applicable for equity-classified stock-based payment awards and is applied on a measurement date-by-measurement date basis. ASU 2021-07 is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods in fiscal years beginning after December 15, 2022.The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In November 2021, the FASB issued ASU 2021-09, Leases (Topic 842): Discount Rate for Lessees That Are Not Public Entities, which allows non-public entities to make the risk-free rate election by class of underlying asset, rather than at the entity-wide level. An entity that makes the risk-free rate election is required to disclose the asset classes for which it has elected to apply a risk-free rate. The amendments further require that when the rate implicit in the lease is readily determinable for any individual lease, the lessee use that rate (rather than a risk-free rate or an incremental borrowing rate), regardless of whether it has made the risk-free rate election. The ASU is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Earlier application is permitted. The amendments apply on a modified retrospective basis to leases that exist at the beginning of the fiscal year of adoption. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

Galata Acquisition Corp.
Basis of presentation		Basis of presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the balance sheet in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and December 31, 2021.

Investments held in trust

Investments held in trust

Investments held in trust were $148,744,645 and $146,629,787 at December 31, 2022 and December 31, 2021, respectively, and consisted of a money market fund which is carried at fair value. The money market fund invests in U.S. government securities, which generally have a readily determinable fair value and are recognized at fair value. Investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2022, the Company has not experienced losses on this account.

Offering Costs associated with a Public Offering

Offering Costs associated with a Public Offering

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Offering costs of $567,396 consist principally of costs incurred in connection with formation and preparation for the Public Offering. These costs, together with the underwriter discount of $2,875,000 and deferred fee of $5,031,250, were charged to additional paid-in capital upon completion of the Public Offering.

Class A ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2022 and December 31, 2021, the shares of Class A ordinary shares subject to possible redemption in the amount of $145,869,645 and $143,750,000, respectively, are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

As of December 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds from IPO	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	2,119,645
Class A ordinary shares subject to possible redemption, December 31, 2022	$145,869,645

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s condensed financial statements.

Fair value of financial instruments

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Net Income (Loss) per Common Share

Net Loss per Common Share

Net loss per share is computed by dividing net loss by the weighted average number of shares of ordinary shares outstanding during the period, excluding shares of ordinary shares subject to forfeiture. At December 31, 2022 and December 31, 2021 the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

	For the year Ended		For the Period from February 26, 2021 (Inception)
	December 31, 2022		Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(669,692)	$(167,423)	$(595,283)	$(246,016)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	3,593,750	8,695,747	3,593,750

Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.07)	$(0.07)

Recent Accounting Standards

Recent Accounting Standards

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”)”, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for the Company on January 1, 2022. The adoption of ASU 2020-06 did not have an impact on the Company’s financial position, results of operations or cash flows.

Management does not believe that any recently issued, but not yet effective, accounting standards, except as noted above, if currently adopted, would have a material effect on the Company’s condensed financial statements.